Hartford Multifactor Developed Markets ex-US ETF N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	LATTICE STRATEGIES TRUST
Entity Central Index Key	0001605803
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Nov. 26, 2025